CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY		Class A Ordinary Shares [Member] USD ($) shares	Class A Ordinary Shares [Member] HKD ($) shares	Class B Ordinary Shares [Member] USD ($) shares	Class B Ordinary Shares [Member] HKD ($) shares	Receivables from Stockholder [Member] USD ($)	Receivables from Stockholder [Member] HKD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	Parent [Member] USD ($)	Parent [Member] HKD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Sep. 30, 2022			$ 29,832		$ 90,168		$ (119,990)		$ 14,642,029		$ 41,782,502		$ 56,424,541				$ 56,424,541
Beginning balance (In Shares) at Sep. 30, 2022 | shares	[1]	9,944	9,944	30,056	30,056
Cumulative effect adjustment upon adoption of ASC 326											(1,111,178)		(1,111,178)				(1,111,178)
Ending balance, value at Sep. 30, 2023			$ 29,832		$ 90,168		(119,990)		14,642,029		40,671,324		55,313,363				55,313,363
Ending balance (In Shares) at Sep. 30, 2023 | shares	[1]	9,944	9,944	30,056	30,056
Net loss											10,653,488		10,653,488				10,653,488
Receipt of shares subscription receivables							119,900						119,900				119,900
Capital injection from shareholder									762,688				762,688				762,688
Initial public offering, net			$ 12,500						24,286,697				24,299,197				24,299,197
Initial public offering, net (In Shares) | shares	[1]	4,167	4,167
Ordinary shares issued for services			$ 3,975						6,569,085				6,573,060				6,573,060
Ordinary shares issued for services (In Shares) | shares	[1]	1,325	1,325
Ending balance, value at Sep. 30, 2024			$ 46,307		$ 90,168		(90)		46,260,499		51,324,812		97,721,696				97,721,696
Ending balance (In Shares) at Sep. 30, 2024 | shares	[1]	15,436	15,436	30,056	30,056
Net loss											(18,484,477)		(18,484,477)				(18,484,477)
Receipt of shares subscription receivables							90						90				90
Ordinary shares issued for services			$ 8,000						3,965,189				3,973,189				3,973,189
Ordinary shares issued for services (In Shares) | shares	[1]	2,667	2,667
Share-based compensation			$ 2,000						2,938,224				2,940,224				2,940,224
Share-based compensation (In Shares) | shares	[1]	667	667
Round-up of fractional share upon share consolidation			$ 2						(2)
Balance as of September 30, 2025 (US$)		$ 7,235		$ 11,585				$ 6,830,773		$ 4,219,496		$ 11,069,089				$ 11,069,089
Ending balance, value at Sep. 30, 2025			$ 56,309		$ 90,168				$ 53,163,910		$ 32,840,335		$ 86,150,722			$ 11,069,089	$ 86,150,722
Ending balance (In Shares) at Sep. 30, 2025 | shares	[1]	18,770	18,770	30,056	30,056

[1]	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).